SCHEDULE OF CUSTOMER DEPOSITS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer Deposits
Customer deposits	$ 284,636	$ 289,487	$ 273,581
Unexpired product coupons	59,307	73,531	6,108
Total	$ 343,943	363,018	279,689
Total		$ 363,018	$ 279,689